Derivative Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Derivative Financial Instruments [Line Items]
Outstanding options to purchase common shares | shares	6,962,302	3,534,561	4,032,345
Right exercised | shares	663,897	1,136,375
Derivative financial liability	$ 948	$ 544
Net foreign exchange gain (loss)	17,433
Foreign exchange loss	(17,656)	(14,832)
Foreign exchange loss relation processed volume	17,656
Costs of services
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)	17,433	14,559
Foreign exchange loss		(273)	$ (2,100)
Finance costs
Disclosure Of Derivative Financial Instruments [Line Items]
Net foreign exchange gain (loss)	$ 28,013	$ 18,763